PRINCIPAL ACCOUNTING POLICIES (Details 10)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 23.00-34.99 USD ($)	Dec. 31, 2013 35.00-44.99 USD ($)	Dec. 31, 2013 45.00-58.99 USD ($)	Dec. 31, 2013 59.00-77.99 USD ($)	Dec. 31, 2013 78.00-96.99 USD ($)	Dec. 31, 2013 97.00-129.99 USD ($)	Dec. 31, 2013 130.00-159.99 USD ($)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	4,130,732	4,130,732			1,125	1,353,069	157,558	1,358,411	731,131	466,500	62,938
Weighted-average exercise price, outstanding (in dollars per share)					$ 30.50	$ 38.06	$ 58.39	$ 76.78	$ 91.36	$ 106.12	$ 151.78
Weighted-average remaining contractual life (years), outstanding					1 month 13 days	3 years 29 days	1 year 1 month 13 days	6 years 11 months 23 days	5 years 2 months 26 days	5 years 7 months 10 days	5 years 2 months 1 day
Number of shares, exercisable	2,283,785	2,283,785			1,125	1,353,069	157,558	98,324	374,298	257,333	42,078
Weighted-average exercise price, exercisable (in dollars per share)					$ 30.50	$ 38.06	$ 58.39	$ 70.69	$ 94.61	$ 108.79	$ 150.76
Weighted-average remaining contractual life (years), exercisable					1 month 13 days	3 years 29 days	1 year 1 month 13 days	6 years 5 months 5 days	4 years 3 months 11 days	5 years 4 months 24 days	5 years 1 month 6 days
Assumptions
Weighted average fair value of options granted (in dollars per share)	$ 38.40		$ 38.01	$ 64.79
Total unrecognized compensation cost	$ 78,000,000
Weighted average recognized period	2 years 7 months 6 days	2 years 7 months 6 days
Total cash received from the exercise of share options	$ 30,000,000	180,261,090